UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2014

Date of reporting period:	4/30/2013

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of April 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 6.9%
Boeing Co. (The)	779,319	$ 71,237,550
Rolls-Royce Holdings PLC (United Kingdom)*	1,892,551	33,219,669
TransDigm Group, Inc.	374,432	54,966,617

		159,423,836

Biotechnology — 7.2%
Alexion Pharmaceuticals, Inc.*	407,542	39,939,116
Biogen Idec, Inc.*	284,645	62,317,330
Gilead Sciences, Inc.*(a)	1,238,873	62,736,529

		164,992,975

Capital Markets — 1.0%
Morgan Stanley	1,014,431	22,469,647

Chemicals — 4.3%
Monsanto Co.	580,442	62,002,814
Mosaic Co. (The)	582,864	35,898,594

		97,901,408

Electrical Equipment — 1.3%
AMETEK, Inc.	725,391	29,530,668

Electronic Equipment & Instruments — 2.8%
Flextronics International Ltd.*(Singapore)	8,997,270	64,330,481

Energy Equipment & Services — 2.8%
Halliburton Co.	1,487,611	63,625,122

Food Products — 8.4%
Bunge Ltd. (Bermuda)	901,221	65,077,168
Mondelez International, Inc. (Class A Stock)	2,146,329	67,502,047
Tyson Foods, Inc. (Class A Stock)	2,435,509	59,986,587

		192,565,802

Healthcare Providers & Services — 2.8%
UnitedHealth Group, Inc.	1,082,018	64,845,339

Hotels, Restaurants & Leisure — 5.4%
Carnival Corp. (Panama)	1,660,146	57,291,639
International Game Technology	3,998,194	67,769,388

		125,061,027

Insurance — 2.8%
MetLife, Inc.	1,672,895	65,226,176

Internet & Catalog Retail — 4.1%
Amazon.com, Inc.*	243,322	61,757,557
priceline.com, Inc.	47,218	32,863,256

		94,620,813

Internet Software & Services — 6.4%
Google, Inc. (Class A Stock)*	83,773	69,076,702
LinkedIn Corp. (Class A Stock)*(a)	400,698	76,970,079

		146,046,781

IT Services — 3.0%
MasterCard, Inc. (Class A Stock)	124,943	69,084,733

Media — 4.8%
Liberty Global, Inc. (Class C Stock)*(a)	969,602	65,593,575
Walt Disney Co. (The)	712,518	44,774,631

		110,368,206

Metals & Mining — 1.8%
Kinross Gold Corp. (Canada)	7,667,184	41,709,481

Oil, Gas & Consumable Fuels — 8.7%
Anadarko Petroleum Corp.	812,707	68,885,045
Cobalt International Energy, Inc.*(a)	2,381,968	66,552,186
Marathon Oil Corp.	1,967,880	64,290,640

		199,727,871

Pharmaceuticals — 7.8%
Actavis, Inc.*	575,219	60,817,905
Allergan, Inc.	526,620	59,797,701
Novo Nordisk A/S (Denmark), ADR	324,667	57,345,932

		177,961,538

Software — 5.3%
Microsoft Corp.	2,266,529	75,022,110
Salesforce.com, Inc.*(a)	1,145,638	47,097,178

		122,119,288

Specialty Retail — 5.0%
Inditex SA (Spain), ADR	1,993,656	53,190,742
TJX Cos., Inc.	1,253,343	61,125,538

		114,316,280

Textiles, Apparel & Luxury Goods — 4.2%
Lululemon Athletica, Inc.*(a)	506,060	38,526,348
Ralph Lauren Corp.	317,990	57,740,624

		96,266,972

Wireless Telecommunication Services — 1.6%
NII Holdings, Inc.*	4,185,102	36,410,387

TOTAL LONG-TERM INVESTMENTS (cost $1,808,285,743)		2,258,604,831

SHORT-TERM INVESTMENT — 8.1%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $186,190,340; includes $172,495,987 of cash collateral for securities on loan)(b)(c)	186,190,340	186,190,340

TOTAL INVESTMENTS — 106.5% (cost $1,994,476,083)(d)		2,444,795,171
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(149,571,058)

NET ASSETS — 100.0%		$2,295,224,113

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $168,288,623; cash collateral of $172,495,987 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Schedule of Investments was $2,007,826,756; accordingly, net unrealized appreciation on investments for federal income tax purposes was $436,968,415 (gross unrealized appreciation $501,310,059; gross unrealized depreciation $64,341,644). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,258,604,831	$—	$—
Affiliated Money Market Mutual Fund	186,190,340	—	—

Total	$2,444,795,171	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 Act, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 20, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2013

*	Print the name and title of each signing officer under his or her signature.